NATIXIS FUNDS TRUST II

August 4, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statement of Additional Information for the ASG Managed Futures Strategy Fund and Westpeak ActiveBeta® Equity Fund, each dated July 30, 2010, do not differ from those contained in Post-Effective Amendment No. 150 that was filed electronically on July 29, 2010.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary